Operating Segments - Schedule of Segment Performance (Details) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]	$ 2,702,276	$ 6,101,155	$ 3,893,739	$ 2,851,035
Other income		295,690	1,587,806	707,327	565,826
Interest income		19,416	8,314	26,120	484
Total income		3,017,382	7,697,275	4,587,186	3,417,345
Segment net profit / (loss) before tax		(27,864,014)	(51,860,307)	(13,444,393)	(13,430,294)
Operating Segments
Disclosure Of Operating Segments [Line Items]
Segment net profit / (loss) before tax					(7,880,228)
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Other income		35,154	385,482	51,550
Total income		35,154	385,482	51,550
Segment net profit / (loss) before tax		(14,584,755)	20,366,063	(9,051,651)	(4,978,264)
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]	2,702,276	6,099,815	3,893,739	2,851,035
Other income		260,536	1,202,324	595,070	526,278
Total income		2,962,812	7,302,139	4,448,809	3,377,313
Segment net profit / (loss) before tax		(5,520,718)	(6,248,217)	(79,687)	(571,802)
Operating Segments | Graphite Exploration
Disclosure Of Operating Segments [Line Items]
Segment net profit / (loss) before tax				(34,580)
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]		1,340
Other income				60,707	39,548
Interest income		19,416	8,314	26,120	484
Total income		19,416	9,654	86,827	$ 40,032
Segment net profit / (loss) before tax		$ (7,758,541)	$ 25,246,027	$ (4,278,475)

[1]	See Note 3, Revenue, for segment revenue by product line for the six months ended December 31, 2022, and twelve months ended June 30, 2022, 2021 and 2020.